Acquisition and Deconsolidation of Subsidiary (Details) (USD $)				18 Months Ended			18 Months Ended			18 Months Ended		18 Months Ended		18 Months Ended		6 Months Ended
	Jun. 30, 2013	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2012 Tropical [Member]	Jun. 30, 2013 Tropical [Member]	Dec. 31, 2011 Tropical [Member]	Dec. 31, 2012 RM Engineering [Member]	Jun. 30, 2013 RM Engineering [Member]	Dec. 31, 2011 RM Engineering [Member]	Dec. 31, 2012 TNS [Member]	Sep. 17, 2012 TNS [Member]	Dec. 31, 2012 ADEX Entities [Member]	Sep. 17, 2012 ADEX Entities [Member]	Dec. 31, 2012 ERFS [Member]	Dec. 17, 2012 ERFS [Member]	Jun. 30, 2013 A W Solutions [Member]	Apr. 15, 2013 A W Solutions [Member]
Calculation for the final price of the acquisition
Cash							$ 101,098			$ 700,000		$ 12,819,594				$ 500,000
Common Stock																	2,607,804
Promissory Notes									200,000			2,378,668					2,107,804
Working Capital Note																	1,033,743
Contingent consideration/working capital adjustment	15,320				0	15,320		0	126,287	259,550	259,550	2,123,210		2,100,000	2,100,000		2,510,746
Preferred Stock, based on OPM										4,026,822				4,187,151
Common Stock, based on trading price				55,360			22,860			500,000		0		0
Non-controlling interest	(83,831)	(71,431)	(105,522)						105,522
Total Allocation of Purchase Consideration						$ 70,680			$ 555,767	$ 5,486,372	$ 5,486,372	$ 17,321,472	$ 17,321,472	$ 6,287,151	$ 6,287,151		$ 8,760,097